Report Of The Directors Financial Review Risk Report - Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities designated at fair value	$ 160,924	$ 177,060
Derivatives	305,051	241,291
Debt securities in issue	101,642	109,315
Subordinated liabilities	37,847	37,844
Other financial liabilities	162,244	152,398
Cash flows payable under financial liabilities	2,681,041	2,442,736
Loan and other credit-related commitments	844,770	797,608
Financial guarantees and similar contracts	18,384	20,214
Cash flows payable under financial liabilities and other contractual commitments	3,544,195	3,260,558
Due over 3 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities designated at fair value	19,243	14,747
Derivatives	579	522
Debt securities in issue	29,520	38,423
Subordinated liabilities	1,102	2,908
Other financial liabilities	5,113	6,792
Cash flows payable under financial liabilities	101,208	133,289
Loan and other credit-related commitments	740	561
Financial guarantees and similar contracts	93	102
Cash flows payable under financial liabilities and other contractual commitments	102,041	133,952
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities designated at fair value	59,835	76,155
Derivatives	1,830	1,076
Debt securities in issue	28,787	36,584
Subordinated liabilities	7,024	5,197
Other financial liabilities	5,030	5,637
Cash flows payable under financial liabilities	128,636	138,288
Loan and other credit-related commitments	480	886
Financial guarantees and similar contracts	37	68
Cash flows payable under financial liabilities and other contractual commitments	129,153	139,242
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities designated at fair value	55,475	68,045
Derivatives	2,128	1,691
Debt securities in issue	24,075	8,177
Subordinated liabilities	28,812	27,892
Other financial liabilities	2,887	2,992
Cash flows payable under financial liabilities	115,179	111,108
Loan and other credit-related commitments	171	317
Financial guarantees and similar contracts	41	0
Cash flows payable under financial liabilities and other contractual commitments	115,391	111,425
HSBC Holdings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	330	464
Financial liabilities designated at fair value	27,805	34,000
Derivatives	3,087	2,021
Debt securities in issue	72,919	65,509
Subordinated liabilities	30,029	29,736
Other financial liabilities	4,865	1,840
Cash flows payable under financial liabilities	139,035	133,570
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	13,787	11,061
Cash flows payable under financial liabilities and other contractual commitments	152,822	144,631
HSBC Holdings | Due over 3 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	1,412	784
Derivatives	2	0
Debt securities in issue	3,354	1,137
Subordinated liabilities	726	718
Other financial liabilities	370	365
Cash flows payable under financial liabilities	5,864	3,004
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	0	0
Cash flows payable under financial liabilities and other contractual commitments	5,864	3,004
HSBC Holdings | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	9,110	14,776
Derivatives	0	105
Debt securities in issue	31,567	38,690
Subordinated liabilities	7,513	5,743
Other financial liabilities	0	0
Cash flows payable under financial liabilities	48,190	59,314
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	0	0
Cash flows payable under financial liabilities and other contractual commitments	48,190	59,314
HSBC Holdings | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	16,104	18,184
Derivatives	0	78
Debt securities in issue	37,103	25,310
Subordinated liabilities	21,552	21,533
Other financial liabilities	36	0
Cash flows payable under financial liabilities	74,795	65,105
Loan and other credit-related commitments	0	0
Financial guarantees and similar contracts	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 74,795	$ 65,105